INTANGIBLE ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Total intangible assets net	$ 611,094	$ 532,143
Power 3 Medical License [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets net	430,252	484,643
Memory Dx LymPro License [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets net	145,940	47,500
University of Massachusetts License [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets net	$ 34,902	$ 0